INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	December 31,	December 31,
	2024	2025
Raw materials	$233,034	$273,048
Work-in-process	157,290	80,296
Finished goods	816,271	780,195
Total	$1,206,595	$1,133,539

The Company recorded inventory write- downs of $113,079, $151,957 and $74,013 in the year ended December 31, 2023, 2024 and 2025, respectively, to reflect lower of cost and net realizable value.